Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2017
Stock-based compensation
Intrinsic value of stock options exercised		$ 1.9	$ 1.9	$ 3.4
2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)						1,000
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)		4.00%
Shares outstanding (in shares)		4,600
Shares available for grant under the plan (in shares)		3,800
2017 ESPP
Stock-based compensation
Shares authorized under the plan (in shares)					600
Annual increase in the shares available for grant under the plan (as a percent of shares of common stock outstanding)					1.00%
Shares available for grant under the plan (in shares)		2,000
Employee stock purchase plan (in shares)		78	121	57
Stock options
Stock-based compensation
Options expiration period (in years)		10 years
Stock options | 2017 Plan
Stock-based compensation
Shares authorized under the plan (in shares)						2,500
Restricted Stock Units (RSUs)
Stock-based compensation
Granted (in dollars per share)	$ 8.58	$ 21.51	$ 15.9	$ 18.32
Aggregate fair value of restricted stock awards		$ 10.3	$ 10.4	$ 9.8
Restricted stock units and stock options
Stock-based compensation
Total unrecognized compensation cost related to unvested stock awards	$ 57.0	$ 40.1
Period of recognition of unrecognized compensation cost	2 years 10 months 24 days	2 years 8 months 12 days
Tranche One | Stock options
Stock-based compensation
Vesting period 1		4 years
Vesting percentage 1 (as a percent)		25.00%
Tranche Two | Stock options
Stock-based compensation
Vesting period 1		3 years
Vesting percentage 1 (as a percent)		75.00%